Net defined benefits liability_Changes in the carrying value of defined benefit obligation and the plan assets (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		₩ 89,888,000,000
Changes in net defined benefit liability asset [Abstract]
Current service cost		174,509,000,000	₩ 163,369,000,000	₩ 144,394,000,000
Interest cost		119,000,000	1,756,000,000	(1,682,000,000)
Remeasurements	[1]	13,492,000,000	(48,641,000,000)	(115,637,000,000)
Ending balance		46,579,000,000	89,888,000,000
Present value of defined benefit obligation
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		1,442,859,000,000	1,275,020,000,000	1,071,170,000,000
Changes in net defined benefit liability asset [Abstract]
Transfer-in / out		0	93,000,000	0
Current service cost		174,509,000,000	163,369,000,000	144,394,000,000
Interest cost		34,653,000,000	32,693,000,000	32,143,000,000
Financial assumptions		(20,838,000,000)	32,831,000,000	59,429,000,000
Demographic assumptions		4,161,000,000	49,453,000,000	7,728,000,000
Experience adjustments		(4,481,000,000)	(33,518,000,000)	33,697,000,000
Foreign currencies translation adjustments		(55,864,000,000)	179,000,000	(3,000,000)
Retirement benefit paid		(119,000,000)	(79,908,000,000)	(74,952,000,000)
Business combination		34,001,000,000	4,674,000,000	0
Others		1,799,000,000	(2,027,000,000)	1,414,000,000
Ending balance		1,610,680,000,000	1,442,859,000,000	1,275,020,000,000
Fair value of plan assets
Disclosure of net defined benefit liability asset [Line Items]
Beginning balance		1,352,971,000,000	1,101,911,000,000	1,027,906,000,000
Changes in net defined benefit liability asset [Abstract]
Transfer-in / out		0	93,000,000	0
Interest cost		34,534,000,000	30,937,000,000	33,825,000,000
Remeasurements		(7,666,000,000)	125,000,000	(14,783,000,000)
Employer's contributions		211,505,000,000	292,095,000,000	128,926,000,000
Retirement benefit paid		(52,627,000,000)	(76,304,000,000)	(71,672,000,000)
Business combination		(2,215,000,000)	6,369,000,000	0
Others		27,599,000,000	(2,255,000,000)	(2,291,000,000)
Ending balance		₩ 1,564,101,000,000	₩ 1,352,971,000,000	₩ 1,101,911,000,000

[1]	Amount before tax